Current liabilities - Warrants Financial Liability (Tables)	6 Months Ended
Jun. 30, 2025
Current liabilities - Warrants Financial Liability [Abstract]
Schedule of Current Liabilities - Warrants Financial Liability
	June 30, 2025	December 31, 2024
	$	$
	Unaudited

Warrants at fair value	2,623,773	5,140,921

Schedule of Assumptions were Based on Observable Market Conditions

The following assumptions were based on observable market conditions that existed at December 31, 2024 and June 30, 2025:

Assumption	At December 31, 2024		At June 30, 2025
Fair value hierarchy	Level 1	Level 1	Level 1	Level 1
Exercise price	$5.0	$5.16	$5.0	$5.16
Warrant price	$0.800	$0.800	$0.370	$0.370
Fair value per warrant	$0.800	$0.800	$0.370	$0.370

The following assumptions were based on observable market conditions that existed at issued date and of June 30, 2025:

	At December 31, 2024		At June 30, 2025
Assumption Fair value hierarchy	Pre-funded Level 2	Regular Level 2	Regular Level 2
Historical volatility	92.0%	92.0%	112.7%
Exercise price	$0.000	$1.550	$1.550
Share price	$3.810	$3.810	$2.520
Risk-free interest rate	4.4%	4.4%	3.7%
Dividend yield	0%	0%	0%
Fair value per warrant	$3.810	$2.260	$1.244

Schedule of Changes in Warrants Issued

A summary of changes in August 2022 Warrants and January 2024 Warrants issued by the Company during the year ended June 30, 2025, is as follows:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Balance as of December 31, 2024	$2,345,084	$2,795,837	-	$5,140,921
Fair value gain recognized in unaudited interim condensed consolidated statement of profit or loss and other comprehensive income	(1,259,897)	(1,257,251)	-	(2,517,148)
Warrant liability as of June 30, 2025	$1,085,187	$1,538,586	-	$2,623,773